Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Cash and Cash Equivalents

6.    CASH AND CASH EQUIVALENTS

a)	The detail of cash and cash equivalents as of December 31, 2022, and 2021 is as follows:

	As of December 31,
	2022	2021
Cash and Cash Equivalents	ThCh$	ThCh$
Cash balances	25,742	37,852
Bank balances	245,199,924	282,625,181
Time deposits	454,776,178	28,923
Other fixed-income instruments	175,211,855	27,283,184
Total	875,213,699	309,975,140

Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment. Other fixed-income investments are mainly comprised of resale agreements maturing in 90 days or less from the date of investment. There are no restrictions for significant amounts of cash availability.

b)	The detail, by type of currency, of the above balance is as follows:

	As of December 31,
	2022	2021
Currency	ThCh$	ThCh$
Chilean peso	745,956,809	245,516,611
UF	32,892	—
Argentine peso	242,734	195,683
Euro	176,894	196,498
U.S. dollar	128,804,370	64,066,348
Total	875,213,699	309,975,140

For further detail of the Statement of Cash Flows see below:

c)	The following table records the components of “Other payments for operating activities” line item in the Statement of Cash Flows for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Other payments from operating activities	ThCh$	ThCh$	ThCh$
VAT tax debit	(74,401,438)	(80,921,378)	(135,096,018)
Tax on emissions	(24,277,529)	(16,465,950)	(23,800,541)
Other	(9,376,834)	(11,018,067)	(11,394,034)
Total	(108,055,801)	(108,405,395)	(170,290,593)

d)	The following table presents the detail of "Cash flows from loss of control of subsidiaries or other businesses" in the Statement of Cash Flows as of December 31, 2022, 2021 and 2020:

	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Amounts received for the sale of Enel X Way Chile S.p.A.	11,358,338	—	—
Amounts received for the sale of Enel Transmisión Chile S.A.	1,228,616,013	—	—
Amounts received for the sale of Enel X AMPCI Ebus Chile SpA	2,001,407	—	—
Amounts of cash and cash equivalents of Enel Transmisión Chile S.A., which is not a part of the Group	(7,481,882)	—	—
Total	1,234,493,876	—	—

e)	In 2022, "Collections from the reimbursement of advance payments and loans granted to third parties" include cash flows received for payment of Enel Transmisión Chile’s debt to Enel Chile, made on December 9, 2022. The sale of Enel Transmisión Chile S.A was completed on the same date (See Notes 2.4.1.v. and 5.2).
f)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2022, 2021 and 2020:

		Financing Cash Flows				Movements that do not represent cash flows
Liabilities arising from financing activities	Balance as of 01-01-2022	From	Used	Interest paid	Total	Affiliate sales	Movements in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other Movements	Balance as of 12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	881,659,765	1,050,888,015	(1,711,034,741)	(182,171,676)	(842,318,402)	—	—	53,561,223	192,928,894	—	199,101,144	484,932,624
Long-term loans	3,241,250,805	263,892,100	(37,020,850)	—	226,871,250	—	(792,940)	58,670,485	4,081,277	—	(199,180,908)	3,330,899,969
Lease liabilities (Note 20)	159,662,077	—	(6,613,399)	(4,790,146)	(11,403,545)	(1,450,648)	—	20,751,687	6,810,965	61,996,854	(681,835)	235,685,555
Assets held to cover liabilities arising from financing activities	(36,094,475)	37,803,988	—	—	37,803,988	—	(23,814,586)	(34,664,273)	(21,188)	—	—	(56,790,534)
Total	4,246,478,172	1,352,584,103	(1,754,668,990)	(186,961,822)	(589,046,709)	(1,450,648)	(24,607,526)	98,319,122	203,799,948	61,996,854	(761,599)	3,994,727,614

		Financing Cash Flows				Movements that do not represent cash flows
Liabilities arising from financing activities	Balance as of 01-01-2021	From	Used	Interest paid	Total	Affiliate sales	Movements in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other Movements	Balance as of 12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	157,573,676	417,253,000	(33,736,628)	(142,046,785)	241,469,587	—	(1,923,185)	114,041,146	138,755,531	—	231,743,010	881,659,765
Long-term loans	2,648,032,219	293,819,500	(6,238,340)	—	287,581,160	—	16,329,103	513,617,504	7,763,806	—	(232,072,987)	3,241,250,805
Lease liabilities (Note 20)	51,865,519	—	(6,060,565)	(844,515)	(6,905,080)	—	—	15,193,796	1,960,901	97,937,192	(390,251)	159,662,077
Assets held to cover liabilities arising from financing activities	(16,490,690)	2,154,453	—	—	2,154,453	—	(3,632,092)	(18,126,146)	—	—	—	(36,094,475)
Total	2,840,980,724	713,226,953	(46,035,533)	(142,891,300)	524,300,120	—	10,773,826	624,726,300	148,480,238	97,937,192	(720,228)	4,246,478,172

		Financing Cash Flows				Movements that do not represent cash flows
Liabilities arising from financing activities	Balance as of 01-01-2020	From	Used	Interest paid	Total	Affiliate sales	Movements in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other Movements	Balance as of 12-31-2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	158,284,616	199,395	(150,878,247)	(137,759,315)	(288,438,167)	—	(1,893,193)	3,280,020	133,794,543	—	152,545,857	157,573,676
Long-term loans	2,470,532,068	484,520,001	(4,791,827)	—	479,728,174	—	12,628,182	(165,703,734)	2,646,905	—	(151,799,376)	2,648,032,219
Lease liabilities (Note 20)	53,407,689	—	(4,940,582)	(1,492,089)	(6,432,671)	—	—	48,124	2,137,451	2,704,926	—	51,865,519
Assets held to cover liabilities arising from financing activities	(4,862,949)	708,062	—	—	708,062	—	(4,578,826)	(7,756,977)	—	—	—	(16,490,690)
Total	2,677,361,424	485,427,458	(160,610,656)	(139,251,404)	185,565,398	—	6,156,163	(170,132,567)	138,578,899	2,704,926	746,481	2,840,980,724

(1) It relates to accrual of interest